Equity (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Equity Abstract
Schedule of share capital

	June 30, 2024
Shareholders	Common shares	Golden shares	Total
Previ (i)	397,799,856	-	397,799,856
Mitsui&co (i)	286,347,055	-	286,347,055
Blackrock, Inc (ii)	289,063,618	-	289,063,618
Total shareholders with more than 5% of capital	973,210,529	-	973,210,529
Free floating	3,297,692,482	-	3,297,692,482
Golden shares	-	12	12
Total outstanding (without shares in treasury)	4,270,903,011	12	4,270,903,023
Shares in treasury	268,104,557	-	268,104,557
Total capital	4,539,007,568	12	4,539,007,580

(i) Number of shares owned by shareholders, as per statement provided by the custodian, based on shares listed at B3.

(ii) Number of shares as reported in BlackRock, Inc.’s Schedule 13G/A, filed with the SEC.

Schedule of cancelation of treasury shares

	Number of canceled shares	Carrying amount
Cancellation approved on March 2, 2023	239,881,683	4,164
Six-month period ended June 30, 2023	239,881,683	4,164

Schedule of share buyback program

	Total of shares repurchased		Effect on cash flows
	Six-month period ended June 30
	2024	2023	2024	2023
Shares buyback program up to 150,000,000 shares (i)
Acquired by Parent	17,413,659	-	231	-
Acquired by wholly owned subsidiaries	11,645,514	-	158	-
Total	29,059,173	-	389	-

Shares buyback program up to 500,000,000 shares (ii)
Acquired by Parent	-	73,179,052	-	1,102
Acquired by wholly owned subsidiaries	-	67,979,481	-	1,022
Total	-	141,158,533	-	2,124

Shares buyback program	29,059,173	141,158,533	389	2,124

(i) On October 26, 2023, a new share buyback program limited to a maximum of 150,000,000 common shares and their respective ADRs, over the next 18 months started from the end of the program previously on going.

(ii) On April 27, 2022, the Board of Directors approved the common shares buyback program, limited to a maximum of 500,000,000 common shares or their respective ADRs, with a term of 18 months. This program was concluded in 2023.